Total revenue and income (Tables)	12 Months Ended
Dec. 31, 2021
Revenue and income [Abstract]
Total revenue and income

23. Total revenue and income

	For the year ended December 31,
	2021	2020	2019

Gross revenue from transaction activities and other services (i)	7,574,728	5,059,464	3,862,627
Gross revenue from sales (ii)	—	—	243,728
Gross financial income (iii)	3,587,823	2,193,961	2,054,430
Other financial income (iv)	149,491	128,595	126,404
Total gross revenue and income	11,312,042	7,382,020	6,287,189

Deductions from gross revenue from transactions activities and other services (v)	(789,922)	(550,744)	(486,559)
Deductions from gross revenue from sales (ii)	—	—	(69,502)
Deductions from gross financial income (vi)	(73,398)	(16,603)	(23,919)
Total deductions from gross revenue and income	(863,320)	(567,347)	(579,980)
Total revenue and income	10,448,722	6,814,673	5,707,209

(i)In the year ended December 31, 2021, R$268,931 corresponds to membership fee (R$140,803 in the year ended December 31, 2020).
(ii)On September 1st, 2019, the Company changed its POS police to merchants from sale to membership fee.
(iii)Includes interest income from early payment of notes payable to third parties.
(iv)Includes (a) interest of financial investments and (b) gain on exchange variation.
(v)Deductions consist of transactions taxes. Additionally, in the year ended December 31, 2021, R$24,876 (R$13,314 in the year ended December 31, 2020) correspond to membership fee taxes.
(vi)Deductions consist of taxes on financial income.